Significant Accounting Policies (Details)	Dec. 31, 2019
Laboratory equipment and Leasehold improvements [Member]
Depreciation rates property, plant and equipment	10.00%
Computers, office furniture and equipment [Member]
Depreciation rates property, plant and equipment	33.00%
Computers, office furniture and equipment [Member] | Minimum [Member]
Depreciation rates property, plant and equipment	6.00%
Computers, office furniture and equipment [Member] | Maximum [Member]
Depreciation rates property, plant and equipment	33.00%